TAX STATUS	12 Months Ended
Sep. 30, 2025
EBP 016
EBP, Tax Status [Line Items]
TAX STATUS	TAX STATUS
The IRS has determined, and informed the Company by a letter dated May 16, 2017, that the Plan and its related trust are designed in accordance with applicable sections of the Code. Plan amendments have been made subsequently which were not specifically covered by the 2017 letter. The Plan administrator believes that the Plan is designed and currently being operated in compliance with the applicable requirements of the Code, and therefore remains tax qualified. As of September 30, 2025 and 2024, there are no uncertain tax positions.
Accounting principles generally accepted in the United States of America require plan management to evaluate tax positions taken by the Plan and recognize a tax liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.